Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Revenues		¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Interest expense		93,337	76,815	72,910
Depreciation and amortization		295,589	279,923	253,677
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		22,525	17,265	22,667
Write-downs of long-lived assets		2,418	5,525	9,134
Increase (Decrease) in policy liabilities and policy account balances		10,109	(53,512)	(103,878)
Bargain Purchase Gain	¥ 0	0	0	5,802
Segment profits		327,039	321,589	280,926
Segment assets		12,174,917	11,425,982	11,231,895
Investment in affiliates		842,760	591,363
Operating Segment
Segment Reporting Information [Line Items]
Revenues		2,447,272	2,873,343	2,688,258
Finance revenues		242,636	227,685	212,413
Interest expense		83,297	71,778	62,373
Depreciation and amortization		288,412	270,662	235,008
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		22,383	17,356	22,755
Write-downs of long-lived assets		2,418	5,525	9,133
Increase (Decrease) in policy liabilities and policy account balances		10,109	(53,512)	(103,878)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		66,288	99,314	89,926
Bargain Purchase Gain				5,802
Segment profits		401,395	429,078	420,911
Segment assets		9,997,698	9,098,918	9,201,921
Long-lived assets		1,802,087	1,842,124	1,781,417
Expenditures for long-lived assets		621,173	578,929	477,205
Investment in affiliates		842,660	591,227	524,064
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues		95,212	115,837	103,146
Finance revenues		28,829	30,737	32,449
Interest expense		4,067	5,019	6,199
Depreciation and amortization		11,096	10,404	6,517
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		1,106	1,072	(96)
Write-downs of long-lived assets		0	32	0
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		(416)	2,681	3,354
Bargain Purchase Gain				0
Segment profits		25,482	49,275	38,032
Segment assets		959,725	991,818	1,085,997
Long-lived assets		39,856	41,252	42,337
Expenditures for long-lived assets		2,781	3,764	8,330
Investment in affiliates		16,276	16,845	18,392
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues		288,211	275,933	270,960
Finance revenues		14,352	14,247	13,355
Interest expense		3,026	3,242	3,705
Depreciation and amortization		139,897	131,829	130,272
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		336	192	210
Write-downs of long-lived assets		712	29	46
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		1,329	102	178
Bargain Purchase Gain				0
Segment profits		38,841	40,162	39,787
Segment assets		873,775	847,190	806,722
Long-lived assets		500,435	482,563	475,640
Expenditures for long-lived assets		195,443	170,727	164,486
Investment in affiliates		33	1,996	1,880
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Revenues		529,064	489,752	512,756
Finance revenues		2,065	2,072	2,357
Interest expense		2,249	2,285	3,204
Depreciation and amortization		17,299	18,218	15,718
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		23	(8)	46
Write-downs of long-lived assets		1,553	4,187	3,890
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		16,845	35,461	7,891
Bargain Purchase Gain				0
Segment profits		89,247	74,395	84,479
Segment assets		720,221	801,969	843,892
Long-lived assets		424,833	509,450	534,173
Expenditures for long-lived assets		73,321	69,693	42,010
Investment in affiliates		107,072	100,219	110,553
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues		615,151	1,083,505	969,956
Finance revenues		9,063	9,274	10,981
Interest expense		7,054	5,670	4,889
Depreciation and amortization		21,223	18,460	12,627
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		(187)	(927)	(1,060)
Write-downs of long-lived assets		43	27	1,032
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		15,707	49,315	36,019
Bargain Purchase Gain				5,802
Segment profits		38,170	84,097	73,362
Segment assets		733,612	674,617	593,761
Long-lived assets		282,895	257,266	248,272
Expenditures for long-lived assets		40,818	47,841	65,652
Investment in affiliates		161,966	156,896	60,275
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues		428,904	428,697	368,700
Finance revenues		76,693	72,929	68,131
Interest expense		4,080	4,026	4,076
Depreciation and amortization		25,774	21,642	18,914
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		11,541	11,244	10,109
Write-downs of long-lived assets		0	0	0
Increase (Decrease) in policy liabilities and policy account balances		10,109	(53,512)	(103,878)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		(17)	6	14
Bargain Purchase Gain				0
Segment profits		84,211	74,527	72,865
Segment assets		3,571,437	3,174,505	3,293,448
Long-lived assets		29,406	43,878	45,267
Expenditures for long-lived assets		2	174	276
Investment in affiliates		631	702	810
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues		490,730	479,619	462,740
Finance revenues		111,634	98,426	85,140
Interest expense		62,821	51,536	40,300
Depreciation and amortization		73,123	70,109	50,960
Other significant non-cashitems:
Provision for doubtful receivables and probable loan losses		9,564	5,783	13,546
Write-downs of long-lived assets		110	1,250	4,165
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		32,840	11,749	42,470
Bargain Purchase Gain				0
Segment profits		125,444	106,622	112,386
Segment assets		3,138,928	2,608,819	2,578,101
Long-lived assets		524,662	507,715	435,728
Expenditures for long-lived assets		308,808	286,730	196,451
Investment in affiliates		¥ 556,682	¥ 314,569	¥ 332,154